Financial Assets at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Financial Assets at Fair Value Through Other Comprehensive Income
Financial Assets at Fair Value Through Other Comprehensive Income

Note 10.  Financial Assets at Fair Value Through Other Comprehensive Income

The equity securities are held for long-term strategies and therefore are accounted for as FVTOCI. Capital reduction from equity security investments designated as at FVTOCI recognized for the years ended December 31, 2022, 2023 and 2024, were $283 thousand, $99 thousand and nil, respectively, all related to investments held at the end of the reporting period.

As of December 31, 2023 and 2024, no financial assets at fair value through other comprehensive income were pledged with banks as collaterals.